NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Additional Information (Details) € in Thousands, $ in Thousands					1 Months Ended		6 Months Ended
	Jun. 23, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 22, 2022 EUR (€)	Apr. 22, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 EUR (€) employee shares	Jun. 30, 2022 EUR (€) employee	Apr. 22, 2022 USD ($)
Disclosure of detailed information of operating income loss [line items]
Disposal of property, plant and equipment							€ 0	€ 37,630
Property, plant and equipment		€ 393					857
Right of use		2,584					2,943
Decrease in research and development expenses							13,900
Increase in general and administrative expenses							1,330
Merger costs	€ 3,413						€ 3,410
Outstanding equity instruments (in shares) | shares							396,318
Tax expense (income)		€ 521			€ 3,737	$ 4,086	€ (208)	€ 3,737
Research and development expenses
Disclosure of detailed information of operating income loss [line items]
Decrease in services and subcontracting expenses							3,800
Decrease in personnel expenses							€ 5,700
Average number of employees | employee							27	117
Restructuring charge								€ 1,691
Decrease in depreciation							€ 3,500
Impairment								€ 2,100
General and administrative expenses
Disclosure of detailed information of operating income loss [line items]
Decrease in services and subcontracting expenses							€ (2,200)
Average number of employees | employee							18	32
Restructuring charge								€ 167
Decrease in personnel expenses							€ (300)
Cell Therapy Manufacturing Facility
Disclosure of detailed information of operating income loss [line items]
Disposal of property, plant and equipment			€ 40,676	$ 44,500
Property, plant and equipment			15,673						$ 17,146
Intangible assets and goodwill			4						4
Right of use			3,022						3,307
Cancellation of lease obligation			5,419						5,928
Transaction costs			€ 3,046						$ 3,333